Trade Receivables - Summary of Changes in Provision for Doubtful Trade Receivables (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Balance at beginning of year	$ 33,645	$ 22,111
Balance at end of year	40,649	33,645	$ 22,111
Noncurrent
Balance at beginning of year	87	469
Balance at end of year	2,210	87	469
Provision for Doubtful Trade Receivable [member]
Current
Balance at beginning of year	1,084	848	866
Increases charged to expenses	222	197	313
Decreases charged to income	(194)	(28)	(412)
Amounts incurred due to utilization	0	0	(17)
Other movements	119
Translation differences	92	67	98
Balance at end of year	1,323	1,084	848
Noncurrent
Balance at beginning of year			7
Amounts incurred due to utilization			(7)
Other movements	0	0	0
Translation differences	$ 0	$ 0	$ 0